Income Taxes (Provision) (Details) (USD $)	3 Months Ended											7 Months Ended	9 Months Ended	12 Months Ended						0 Months Ended			6 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jul. 22, 2013	Sep. 30, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Jul. 29, 2014	Jun. 30, 2014	Jul. 22, 2013	Dec. 31, 2013
Income Tax Disclosure
Unrecognized Tax Benefits	$ 0													$ 0
State net operating loss carryforwards	7,000,000							4,000,000						7,000,000		4,000,000							4,000,000
Deferred Tax Assets, Derivative Instruments	6,000,000							0						6,000,000		0							0
Deferred Tax Assets, Net	134,000,000							146,000,000						134,000,000		146,000,000							146,000,000
Current
U.S. Federal														0		0		7,000,000
Total — current														0		0		7,000,000
Deferred
U.S. Federal														2,000,000		14,000,000		1,000,000
State														2,000,000		(6,000,000)		2,000,000
Total — deferred														4,000,000		8,000,000		3,000,000
Income tax expense														4,000,000	[1]	8,000,000	[2],[3]	10,000,000	[2],[3]
Effective tax rate (as a percent)														3.40%	[1]	5.70%	[2]	45.70%	[2]
Income Taxes Receivable	6,000,000													6,000,000
U.S. federal statutory rate (as a percent)														35.00%
Reconciliation of the U.S. federal statutory rate to the Company's effective rate from continuing operations
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest														116,000,000	[1]	140,000,000	[2],[3]	22,000,000	[2],[3]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	5,000,000	[4]	40,000,000	[4]	41,000,000	[4]	26,000,000	37,000,000	49,000,000	35,000,000	11,000,000	54,000,000	132,000,000	112,000,000		132,000,000	[3]	12,000,000	[3]
Tax at 35%														41,000,000	[1]	49,000,000	[2]	8,000,000	[2]
State taxes, net of federal benefit														(1,000,000)	[1]	6,000,000	[2]	(2,000,000)	[2]
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount														(33,000,000)	[1]
Impact of non-taxable equity earnings																(35,000,000)	[2]	0	[2]
Effective Income Tax Rate Reconciliation, Deduction, Qualified Production Activity, Amount														(6,000,000)		0		0
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount														$ 1,000,000		$ 0		$ 0
NRG | NRG Yield LLC
Reconciliation of the U.S. federal statutory rate to the Company's effective rate from continuing operations
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest														55.30%						55.30%	65.50%	65.50%	65.50%
NRG Yield, Inc. | NRG Yield LLC
Reconciliation of the U.S. federal statutory rate to the Company's effective rate from continuing operations
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest														44.70%						44.70%		34.50%

[1]	(a) - Represents 34.5% ownership for the period July 22, 2013 through December 31, 2013
[2]	(b) - Represents pro forma tax provision for NRG Yield LLC
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	The Company's unaudited quarterly financial data was recast for the effect of the EME-NYLD-Eligible Assets, from the date the entities were under common control or April 1, 2014.